Financial Assets At Fair Value Through Profit or Loss - Disclosure of Financial Assets At Fair Value Through Profit Or Loss (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial instruments at fair value through profit or loss [line items]
Financial assets at fair value through profit or loss	¥ 31,023,211	¥ 34,423,897
Asset management plans [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Financial assets at fair value through profit or loss	8,307,773	9,752,250
Structured deposits [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Financial assets at fair value through profit or loss	6,640,977	961,804
Bank wealth management products [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Financial assets at fair value through profit or loss	4,589,101	2,091,730
Corporate bonds [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Financial assets at fair value through profit or loss	3,064,872	3,044,407
Trust plans [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Financial assets at fair value through profit or loss	3,052,089	9,927,037
Private fund and other equity investments [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Financial assets at fair value through profit or loss	2,765,016	4,624,024
Private fund and other equity investments [member] | Listed Securities [Member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Financial assets at fair value through profit or loss	2,765,016
Mutual funds [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Financial assets at fair value through profit or loss	2,486,541	3,199,106
Factoring products [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Financial assets at fair value through profit or loss		¥ 823,539
Other debt investments [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Financial assets at fair value through profit or loss	108,991
Stock [member] | Listed Securities [Member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Financial assets at fair value through profit or loss	¥ 7,851